12. SEGMENT INFORMATION: Schedule of Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Segment Financial Information

Segment Financial Information

Year ended December 31, 2025 (in thousands of CAD)	Drone as a Service	Enterprise Software	Corporate Unallocated	Consolidated
Revenue	$ 10,106	$ 2,807	$ -	$ 12,913
Cost of revenue	(140)	(4,134)	-	(4,274)
Salaries and benefits	(7,816)	(422)	(5,184)	(13,422)
Sales and marketing	-	-	(6,646)	(6,646)
General and administrative	(1,843)	(1,815)	(3,323)	(6,981)
Professional fees	-	-	(1,523)	(1,523)
Segment profit (loss)	$ 307	$ (3,564)	$ (16,676)	$ (19,933)
Stock-based compensation	-	-	(3,208)	(3,208)
Depreciation and amortization	(647)	(898)	(637)	(2,182)
Operating loss	$ (340)	$ (4,462)	$ (20,521)	$ (25,323)